Subsequent Event - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 12, 2013 Subsequent Event USD ($)	Apr. 12, 2013 Subsequent Event Equity Transfer Agreement USD ($)	Apr. 12, 2013 Subsequent Event Equity Transfer Agreement CNY	Apr. 26, 2013 Subsequent Event Fulai Investments Limited USD ($)	Mar. 26, 2013 Subsequent Event Fulai Investments Limited USD ($)	Mar. 31, 2013 Subsequent Event Fulai Investments Limited USD ($)	Feb. 28, 2013 Subsequent Event Fulai Investments Limited USD ($)	Jan. 21, 2013 Subsequent Event Fulai Investments Limited
Subsequent Event [Line Items]
Ordinary shares to be sold as per agreement							25,000,000		17,000,000		17,000,000
Issuance and purchases of ordinary shares	159,167,942	133,860,445						12,000,000		5,000,000
Ordinary shares, price per share	$ 4.16	$ 7.07	$ 5.76				$ 1.03	$ 1.28		$ 1.83
Issuance and purchases of ordinary shares, value								$ 15,360	$ 24,510	$ 9,150
Common stock aggregate purchase price							25,750
Equity interest transfer, amount					19,251	121,000
Guarantees for Short-term borrowing				$ 312,306